INTANGIBLE ASSET, NET - Schedule of intangible asset, net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible asset	¥ 57,062,111		¥ 53,800,860
Accumulated amortization	(9,942,794)		(1,716,348)
Impairment of intangible assets	(2,915,000)	$ (457,427)	0	¥ 0
Total	44,204,317		52,084,512
Amortization of Intangible Assets, Total	8,226,446		1,716,348	¥ 0
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets, Total	6,236,802		1,429,116
Selling and marketing expenses
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets, Total	1,989,644		287,232
License
Finite-Lived Intangible Assets [Line Items]
Intangible asset	7,372,111		4,110,860
Accumulated amortization	(2,198,142)		(822,172)
Total	5,173,969		3,288,688
User base
Finite-Lived Intangible Assets [Line Items]
Intangible asset	7,730,000		7,730,000
Accumulated amortization	(2,276,875)		(287,232)
Impairment of intangible assets	(400,000)
Total	5,053,125		7,442,768
Brand name
Finite-Lived Intangible Assets [Line Items]
Intangible asset	38,500,000		38,500,000
Accumulated amortization	(4,188,333)		(390,833)
Impairment of intangible assets	(1,855,000)
Total	32,456,667		38,109,167
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible asset	3,460,000		3,460,000
Accumulated amortization	(1,279,444)		(216,111)
Impairment of intangible assets	(660,000)
Total	¥ 1,520,556		¥ 3,243,889